Financial risk management objectives and policies - Risk Exposure (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Currency and interest rate risk | Fair value hedges of foreign currency and interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge ineffectiveness (loss)/gain	£ (3)	£ 0
Fair value (loss)/gain arising on hedging instruments deferred to OCI	0	0
Fair value amounts reclassified to profit and loss	£ 0	£ 0
Weighted average interest rate		0.00%
Weighted average FX rate	1.17	0
Currency and interest rate risk | Hedging Instruments | Fair value hedges of foreign currency and interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	£ (15)	£ 0
Notional amount of hedged items	£ 0	£ 0
Notional amount of hedging instruments	500	0
Change in fair value of hedging instrument (loss)/gain	£ (7)	£ 0
Currency and interest rate risk | Non-Derivative Hedging Instrument | Fair value hedges of foreign currency and interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	0	0
Currency and interest rate risk | Hedged Items | Fair value hedges of foreign currency and interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of hedged items	500	0
Change in fair value of hedged items gain/(loss)	4	0
Currency risk | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge ineffectiveness (loss)/gain	(3)	3
Fair value (loss)/gain arising on hedging instruments deferred to OCI	(35)	(43)
Fair value amounts reclassified to profit and loss	£ 58	£ 44
Weighted average interest rate	4.45%	4.43%
Weighted average FX rate	1.14	1.13
Currency risk | Net investment hedges of foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge ineffectiveness (loss)/gain	£ 0	£ 2
Fair value (loss)/gain arising on hedging instruments deferred to OCI	(3)	108
Fair value amounts reclassified to profit and loss	£ 0	£ 0
Weighted average interest rate	5.24%	4.62%
Weighted average FX rate	1.24	1.23
Currency risk | Hedging Instruments | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	£ (56)	£ (17)
Notional amount of hedged items	£ 0	£ 0
Notional amount of hedging instruments	1,400	1,250
Change in fair value of hedging instrument (loss)/gain	£ (5)	£ (29)
Currency risk | Hedging Instruments | Net investment hedges of foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, assets	20	48
Notional amount of hedged items	£ 1,285	£ 1,874
Notional amount of hedging instruments	1,285	1,874
Change in fair value of hedging instrument (loss)/gain	£ (3)	£ 110
Currency risk | Non-Derivative Hedging Instrument | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	0	0
Currency risk | Non-Derivative Hedging Instrument | Net investment hedges of foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	(244)	(835)
Currency risk | Hedged Items | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of hedged items	1,400	1,250
Change in fair value of hedged items gain/(loss)	2	32
Currency risk | Hedged Items | Net investment hedges of foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of hedged items	0	0
Change in fair value of hedged items gain/(loss)	3	(108)
Interest rate risk | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedge ineffectiveness (loss)/gain	0	0
Fair value (loss)/gain arising on hedging instruments deferred to OCI	0	0
Fair value amounts reclassified to profit and loss	£ 0	£ 0
Weighted average interest rate	4.96%	0.00%
Weighted average FX rate	0	0
Interest rate risk | Hedging Instruments | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0
Notional amount of hedged items	£ 0	£ 0
Notional amount of hedging instruments	428	0
Change in fair value of hedging instrument (loss)/gain	£ 0	£ 0
Interest rate risk | Non-Derivative Hedging Instrument | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, liabilities	0	0
Interest rate risk | Hedged Items | Cash Flow Hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount of hedged items	428	0
Change in fair value of hedged items gain/(loss)	£ 0	£ 0